Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Note 5. Related Party Transactions

During the year ended December 31, 2017, the Company paid corporate and administrative service charges of $nil (2016: $3,581; 2015: $9,364) to a law firm of which a director of the Company is the owner.

As of December 31, 2017, the Company had an amount of $1,450 (December 31, 2016: $nil; December 31, 2015: $124) owing to a law firm of which a director of the Company is the owner.